Summary of significant accounting policies (Details 1)	12 Months Ended								12 Months Ended			12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Little New Star [Member] CNY	Jun. 30, 2012 Little New Star [Member] CNY	Jun. 30, 2013 Little New Star [Member] USD ($)	Jun. 30, 2013 Wentai Education Group [Member] CNY	Jun. 30, 2012 Wentai Education Group [Member] CNY	Jun. 30, 2013 Wentai Education Group [Member] USD ($)	Jun. 30, 2013 Yuanbo [Member] CNY	Jun. 30, 2012 Yuanbo [Member] CNY	Jun. 30, 2013 Yuanbo [Member] USD ($)
Opening balance - goodwill		56,738,812		103,025,561		11,889,742	56,597,146	$ 1,937,260	33,741,952	46,428,415	$ 5,497,760	11,107,118	0	$ 4,864,478
Additions from business acquisition		18,748,130		11,107,118		0	0		0	0		18,748,130	11,107,118
Impairment loss on goodwill	0	0	(9,000,000)	(57,393,867)	0		(44,707,404)			(12,686,463)			0
Ending balance - goodwill	$ 12,299,498	75,486,942		56,738,812	103,025,561	11,889,742	11,889,742	$ 1,937,260	33,741,952	33,741,952	$ 5,497,760	29,855,248	11,107,118	$ 4,864,478